Debt - Receivables Securitization Agreement (Details) - Receivables securitization facility - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200		$ 200
Amounts borrowed	0
Unused commitment fees	$ 1	$ 1	$ 0